Assets Held for Sale	6 Months Ended
Jun. 30, 2018
Assets Held for Sale [Abstract]
Disclosure of Long Lived Assets Held-for-sale [Table Text Block]
Assets Held for Sale
The Company did not have any vessels classified as held for sale at June 30, 2018.
During the first quarter of 2017, the Company entered into agreements with an unaffiliated third party to sell the SBI Charleston and SBI Cakewalk, two 2014 built Kamsarmax vessels, for approximately $22.5 million each. The sales were completed in the second quarter of 2017, after which there were no other assets held for sale.